Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Summary of Other Borrowings	A summary of other borrowings at December 31 follows:

	2024	2023
	(In thousands)
Advances from the FHLB	$45,000	$50,000
Other	9	26
Total	$45,009	$50,026

FHLB Advances
The maturity dates, weighted average interest rates and contractually required repayments of FHLB advances at December 31 follow:

	2024		2023
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Fixed Rate Advances
2025	$—		$50,000	5.16%
Total fixed rate advances	—		50,000	5.16%

Variable Rate Advances
2025	45,000	4.48%	—
Total variable rate advances	45,000	4.48%	—

Total FHLB advances	$45,000	4.48%	$50,000	5.16%